PGIM Jennison Focused Growth ETF
Schedule of Investments  (unaudited)
as of May 31, 2024
Description	Shares	Value
Long-Term Investments 99.5%
Common Stocks
Automobiles 1.6%
Tesla, Inc.*	7,726	$1,375,846
Banks 1.3%
NU Holdings Ltd. (Brazil) (Class A Stock)*	94,992	1,128,505
Biotechnology 1.8%
Vertex Pharmaceuticals, Inc.*	3,501	1,594,145
Broadline Retail 11.5%
Amazon.com, Inc.*	41,605	7,340,786
MercadoLibre, Inc. (Brazil)*	1,571	2,710,886
		10,051,672
Consumer Staples Distribution & Retail 2.7%
Costco Wholesale Corp.	2,922	2,366,499
Electrical Equipment 1.2%
Eaton Corp. PLC	3,177	1,057,464
Entertainment 4.8%
Netflix, Inc.*	4,687	3,007,273
Walt Disney Co. (The)	11,270	1,171,066
		4,178,339
Financial Services 3.8%
Mastercard, Inc. (Class A Stock)	7,378	3,298,482
Health Care Equipment & Supplies 1.3%
Intuitive Surgical, Inc.*	2,932	1,179,016
Hotels, Restaurants & Leisure 1.3%
Airbnb, Inc. (Class A Stock)*	7,872	1,140,889
Interactive Media & Services 9.3%
Alphabet, Inc. (Class A Stock)*	17,760	3,063,600
Meta Platforms, Inc. (Class A Stock)	10,837	5,059,037
		8,122,637

PGIM Jennison Focused Growth ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2024
Description	Shares	Value
Common Stocks (Continued)
IT Services 1.4%
MongoDB, Inc.*	2,631	$621,074
Snowflake, Inc. (Class A Stock)*	4,286	583,667
		1,204,741
Media 1.4%
Trade Desk, Inc. (The) (Class A Stock)*	12,945	1,201,037
Personal Care Products 1.8%
L’Oreal SA (France), ADR	16,326	1,608,601
Pharmaceuticals 8.8%
AstraZeneca PLC (United Kingdom), ADR	13,789	1,075,818
Eli Lilly & Co.	4,987	4,091,035
Novo Nordisk A/S (Denmark), ADR	18,642	2,521,890
		7,688,743
Semiconductors & Semiconductor Equipment 20.1%
Advanced Micro Devices, Inc.*	16,866	2,814,935
ASML Holding NV (Netherlands)	1,899	1,823,705
Broadcom, Inc.	2,692	3,576,457
NVIDIA Corp.	8,562	9,386,777
		17,601,874
Software 16.0%
Cadence Design Systems, Inc.*	7,641	2,187,695
Crowdstrike Holdings, Inc. (Class A Stock)*	3,594	1,127,330
Microsoft Corp.	19,750	8,198,817
Palo Alto Networks, Inc.*	3,403	1,003,579
ServiceNow, Inc.*	2,214	1,454,443
		13,971,864
Specialty Retail 0.7%
Home Depot, Inc. (The)	1,827	611,808
Technology Hardware, Storage & Peripherals 6.1%
Apple, Inc.	27,872	5,358,392

PGIM Jennison Focused Growth ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2024
Description	Shares	Value
Common Stocks (Continued)
Textiles, Apparel & Luxury Goods 2.6%
LVMH Moet Hennessy Louis Vuitton SE (France), ADR	9,644	$1,550,177
NIKE, Inc. (Class B Stock)	7,748	736,447
		2,286,624

Total Long-Term Investments (cost $64,659,890)		87,027,178

Short-Term Investment 0.5%
Affiliated Mutual Fund
PGIM Core Government Money Market Fund (7-day effective yield 5.550%) (cost $420,593)(wb)	420,593	420,593

TOTAL INVESTMENTS 100.0% (cost $65,080,483)		87,447,771
Liabilities in excess of other assets (0.0)%		(10,851)

Net Assets 100.0%		$87,436,920

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ADR—American Depositary Receipt

*	Non-income producing security.
(wb)	Represents an investment in a Fund affiliated with the Manager.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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